Non-operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Expense, Nonoperating [Abstract]
Foreign exchange losses	$ 2,401	$ 1,984	$ 477
Financial charges	341	104	1,120
Interest expense	643	244	0
Other components of defined benefit plans, net	132	140	143
Other	153	354	11
Total non-operating expenses from continuing operations	$ 3,670	$ 2,826	$ 1,751